Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital stock [member]	Share premium [member]	Reserve for repurchase of shares [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Actuarial remeasurements net [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance at Dec. 31, 2014	$ 24,362,050	$ 1,174,432	$ 399,641	$ 101,105	$ 22,513,154	$ 208,107	$ (79,035)	$ 24,317,404	$ 44,646
Dividends paid	(899,162)	0	0	0	(899,162)	0	0	(899,162)	0
Dividends paid to non-controlling interest	(878)	0	0	0	0	0	0	0	(878)
Repurchase and sale of shares, net	0	0	0	677,216	(677,216)	0	0	0	0
Disposal of non-controlling interest from disolution	13,677	0	14,376	(699)	0	0	0	13,677	0
Comprehensive income for the year:
Profit for the year	3,819,520	0	0	0	3,812,840	0	0	3,812,840	6,680
Other comprehensive income	484,171	0	0	0	0	502,332	(18,161)	484,171	0
Total comprehensive income for the year	4,303,691	0	0	0	3,812,840	502,332	(18,161)	4,297,011	6,680
Balance at Dec. 31, 2015	27,779,378	1,174,432	414,017	777,622	24,749,616	710,439	(97,196)	27,728,930	50,448
Dividends paid	(779,960)	0	0	0	(779,960)	0	0	(779,960)	0
Dividends paid to non-controlling interest	(1,114)	0	0	0	0	0	0	0	(1,114)
Reserve for repurchase of shares	0	0	0	(328,680)	328,680	0	0	0	0
Repurchase and sale of shares, net	1,067	0	368	699	0	0	0	1,067	0
Comprehensive income for the year:
Profit for the year	3,951,163	0	0	0	3,946,634	0	0	3,946,634	4,529
Other comprehensive income	765,640	0	0	0	0	755,218	10,422	765,640	0
Total comprehensive income for the year	4,716,803	0	0	0	3,946,634	755,218	10,422	4,712,274	4,529
Balance at Dec. 31, 2016	31,716,174	1,174,432	414,385	449,641	28,244,970	1,465,657	(86,774)	31,662,311	53,863
Dividends paid	(780,000)	0	0	0	(780,000)	0	0	(780,000)	0
Dividends paid to non-controlling interest	(1,081)	0	0	0	0	0	0	0	(1,081)
Reserve for repurchase of shares	0	0	0	45,300	(45,300)	0	0	0	0
Repurchase and sale of shares, net	(1,800)	0	0	(1,800)	0	0	0	(1,800)	0
Comprehensive income for the year:
Profit for the year	4,954,435	0	0	0	4,948,242	0	0	4,948,242	6,193
Other comprehensive income	(209,800)	0	0	0	0	(197,636)	(12,164)	(209,800)	0
Total comprehensive income for the year	4,744,635	0	0	0	4,948,242	(197,636)	(12,164)	4,738,442	6,193
Balance at Dec. 31, 2017	$ 35,677,928	$ 1,174,432	$ 414,385	$ 493,141	$ 32,367,912	$ 1,268,021	$ (98,938)	$ 35,618,953	$ 58,975